Lease Right-Of-Use Assets	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Lease Right-Of-Use Assets
NOTE 12. LEASE
RIGHT-OF-USE
ASSETS
A reconciliation of the changes in the carrying amount of lease ROU assets were as follows:

	Land and buildings	Equipment	Total lease right-of-use assets
Cost
December 31, 2022	$94,107	$25,058	$119,165
Additions	22,131	22,287	44,418
Disposal	(15,444)	(7,096)	(22,540)
Lease measurement adjustment	(7,413)	-	(7,413)
Reclassified to assets held for sale (Note 10)	(6,971)	-	(6,971)
Currency translation effects	(1,344)	(262)	(1,606)
December 31, 2023	$85,066	$39,987	$125,053
Accumulated depreciation
December 31, 2022	$(27,157)	$(13,636)	$(40,793)
Depreciation charge	(16,866)	(6,217)	(23,083)
Disposal	10,428	6,583	17,011
Lease measurement adjustment	1,900	-	1,900
Reclassified to assets held for sale (Note 10)	1,065	-	1,065
Currency translation effects	959	101	1,060
December 31, 2023	$(29,671)	$(13,169)	$(42,840)
Net book value – December 31, 2023	$55,395	$26,818	$82,213

	Land and buildings	Equipment	Total lease right-of-use assets
Cost
December 31, 2021	$58,380	$24,359	$82,739
Acquisition (Note 6)	31,192	1,240	32,432
Additions	7,173	4,029	11,202
Disposal	(3,935)	(6,129)	(10,064)
Currency translation effects	1,297	1,559	2,856
December 31, 2022	$94,107	$25,058	$119,165
Accumulated depreciation
December 31, 2021	$(20,198)	$(12,654)	$(32,852)
Depreciation charge	(9,994)	(5,824)	(15,818)
Disposal	3,543	5,731	9,274
Currency translation effects	(508)	(889)	(1,397)
December 31, 2022	$(27,157)	$(13,636)	$(40,793)
Net book value – December 31, 2022	$66,950	$11,422	$78,372
Depreciation of lease ROU assets included in net loss for the year ended December 31, 2023 was $23 million (December 31, 2022 – $16 million), of which $16 million was included in COGS (December 31, 2022 – $13 million) and $7 million was included in SG&A (December 31, 2022 – $3 million).